First Trust Dorsey Wright DALI Equity ETF Investment Strategy - First Trust Dorsey Wright DALI Equity ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal conditions, the Fund will invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and was developed by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity. The Index consists exclusively of U.S.-listed exchange-traded funds (“ETFs”) and other exchange-traded products. Certain ETFs in which the Fund invests may be advised by First Trust Advisors L.P., the Fund’s investment advisor. The Index is a rules-based, quantitatively enabled index designed to capture the long-term trends of both the market and strong asset classes when the overall environment is bullish. The Index allocates to the holdings of the highest-ranked "Sleeve Index," based on the Nasdaq Dorsey Wright Dynamic Asset Level Investing tool (“D.A.L.I. tool”). The "Sleeve Indexes" are rules-based, quantitatively enabled indexes designed to be the representative asset class sleeves (U.S. equity and international equity) for the Index. The "Sleeve Indexes" are further separated into core and tactical portfolios and are composed of liquid exchange-traded funds ("ETFs") and other exchange-traded products to gain diversified, risk-managed exposure. The parameters specific to the construction and calculation of the "Sleeve Indexes" is set forth below. U.S. Equity: Nasdaq Dorsey Wright DALI Domestic EquityTM Index ●35% to core holdings: ○First Trust Large Cap Growth AlphaDEX ○First Trust Small Cap Growth AlphaDEX ●65% to tactical holdings: ○Holdings of the Dorsey Wright Focus FiveTM Index ●Both core and tactical holdings are equally weighted within their respective categories. International Equity: Nasdaq Dorsey Wright DALI International EquityTM Index ●35% to core holdings: ○First Trust Developed Markets ex-US AlphaDEX ○First Trust Emerging Markets AlphaDEX ●65% to tactical holdings: ○Holdings of the Dorsey Wright International Focus FiveTM Index ●Both core and tactical holdings are equally weighted within their respective categories. The Index selects the top "Sleeve Index" to track semi-monthly, except in December, when it does so monthly. The Index uses the D.A.L.I. tool to determine the top-ranked asset class amongst US equity and international equity. The holdings of the "Sleeve Index" corresponding to this highest-ranked asset class are then chosen for Index inclusion. However, if international equity is moving in or out of the top ranked asset class, then the Index reconstitution will skip the first trading day following the second Friday in January, April, July and October. Additionally, the Index reconstitution will skip the 4th Friday in March, June and September if international equity is moving in or out of the top ranked asset class and the First Trust Nifty Fifty Equal Weight ETF (NFTY) is a constituent of the international equity "Sleeve Index." During skipped reconstitutions, the Index will not change its holdings to a different asset class (i.e., the holdings of a different "Sleeve Index"). However, it will update its holdings as usual to mirror those of the selected "Sleeve Index" rotated to from the previous reconstitution. The Index may reconstitute its holdings more frequently, in accordance with the reconstitution schedule of the selected "Sleeve Index", in order to match any composition changes to the selected "Sleeve Index" so that the holdings of Index and the selected "Sleeve Index" are aligned at all times. The "Sleeve Indexes" are modified equal weighted and are reset to their target weight allocations at each quarterly rebalance in January, April, July and October. The Index follows the rebalance schedule of its selected "Sleeve Index." Each ETF that is currently eligible for inclusion in the Index is set forth on Appendix A. The ETFs eligible for inclusion in the Index are advised by First Trust Advisors L.P., the investment advisor to the Fund. The list of ETFs eligible for inclusion in the Index may change from time to time pursuant to the methodology of the Index. The Index is rebalanced quarterly and reconstituted periodically and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance and periodic reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. The Fund may invest in depositary receipts, U.S. dollar denominated securities and non-U.S. dollar denominated securities. As of March 31, 2026, the Index was allocated to the International Equity Sleeve Index and was composed of the First Trust Eurozone AlphaDEX® ETF, First Trust China AlphaDEX® Fund, First Trust Developed Markets ex-US AlphaDEX® Fund, First Trust Emerging Markets AlphaDEX® Fund, First Trust Europe AlphaDEX® Fund, First Trust Germany AlphaDEX® Fund and First Trust United Kingdom AlphaDEX® Fund.
Strategy Portfolio Concentration [Text]	As of March 31, 2026, the Index was allocated to the International Equity Sleeve Index and was composed of the First Trust Eurozone AlphaDEX® ETF, First Trust China AlphaDEX® Fund, First Trust Developed Markets ex-US AlphaDEX® Fund, First Trust Emerging Markets AlphaDEX® Fund, First Trust Europe AlphaDEX® Fund, First Trust Germany AlphaDEX® Fund and First Trust United Kingdom AlphaDEX® Fund.